Condensed Financial Information of DHT Holdings, Inc. (parent company only), Equity Reconciliation (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Reconciliation [Abstract]
Equity of the parent company only under cost method of accounting	$ 836,097	$ 850,336	$ 962,796
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	310,608	358,384	69,731
Equity of the parent company only under equity method of accounting	1,146,706	1,208,720	1,032,527
Dividend income from subsidiaries	$ 69,500	$ 15,000	$ 25,007